Summary of Significant Accounting and Reporting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassifications made to prior period consolidated financial statements
Noninterest-bearing deposits	$ 1,748,391	$ 1,773,749	$ 1,349,584
Interest-bearing deposits	4,914,785	4,949,169	3,350,877
Correction of classification of certain noninterest-bearing deposits | Increase (Decrease)
Reclassifications made to prior period consolidated financial statements
Noninterest-bearing deposits		1,300,000	1,000,000
Interest-bearing deposits		$ (1,300,000)	$ (1,000,000)